GENERAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Apr. 21, 2013
GENERAL [Abstract]
Number of shares owned of Evogene investment	787,585
Percentage of available for sale securities held by the company	2.09%
Support received from investor under research and development funding arrangement	$ 5,000
Exchange rights, value of ordinary shares issuable less 50% of cash consideration paid			13,000
Minimum price per share			$ 3.00
Maximum price per share			$ 12.00
Number of shares called by warrant			500,000
Exercise price of warrant issued			7.50
Net proceeds from At-the-Market program	7,324	3,663
Gross value of all shares issued, sold and unsold under At-the-Market program	$ 40,000
Common shares issued during period, under At-the-Market program	1,338,285